Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Assets Abstract
Net operating loss before carryforwards
Unrecognized loss carryforwards